OPERATIONS - Effects on the Company's Result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Expenses directly related to the Operation	R$ (38,991,391)	R$ (37,089,631)	R$ (37,358,265)
Operational result	416,577
Income before taxes	5,959,529	R$ 6,008,234	R$ 6,394,535
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Results	(1,789)
Remeasurement of shareholding variation	80,400
Fair value of the remeasurement of the Company's shareholding	41,095
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Proportional write-off of goodwill on disposals of the Company's investments	(135,106)
Expenses directly related to the Operation	(31,751)
Operational result	416,577
Results	(1,789)
Remeasurement of shareholding variation	80,400
Fair value of the remeasurement of the Company's shareholding	41,095
Income before taxes	536,283
Current income tax and social contribution	(55,277)
Deferred income tax and social contribution	(97,155)
Net result of the transaction	383,851
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Fair value of the consideration for the disposal of the Company's investment	579,440
Write-off cost for the sale of equity interest	(95,817)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Fair value of the consideration for the disposal of the Company's investment	80,000
Write-off cost for the sale of equity interest	(38,327)
Fair value of future subscription bonuses by CDPQ	R$ 58,138